Provisions and other non-current liabilities (Details 2) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Environmental provision, fiscal year maturity [abstract]
Due within two years	$ 128
Due later than two years, but within five years	163
Due later than five years, but within ten years	251
Due after ten years	46
Total environmental remediation liability provisions	$ 588	$ 616	$ 809	$ 714